Variable Interest Entities - Assets and Liabilities of the Lessor VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash, cash equivalents	$ 139,797	$ 158,242	$ 153,194	$ 124,223
Prepaid expenses and other current assets	14,824	17,068
Total assets	2,180,629	2,202,685
Liabilities
Accrued expenses and other liabilities	(24,334)	(20,847)
Amounts due to related parties, current	0	(606)
Amounts due to related parties, non-current	0	(41,342)
Total liabilities	(934,265)	(969,611)
Variable Interest Entity, Primary Beneficiary, OCY Aurora Ltd
Assets
Cash, cash equivalents	0	23
Prepaid expenses and other current assets	0	365
Total assets	0	388
Liabilities
Accrued expenses and other liabilities	0	(702)
Amounts due to related parties, current	0	(569)
Amounts due to related parties, non-current	0	(41,266)
Total liabilities	$ 0	$ (42,537)